Shareholder Report, Average Annual Return (Details) 195956_Twin Oak Active Opportunities ETF_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	May 31, 2026	May 31, 2026
Twin Oak Active Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Twin Oak Active Opportunities ETF NAV
Average Annual Return, Percent	22.56%	17.42%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	29.78%	19.80%
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	17.05%	12.53%